DREMAN CONTRARIAN FUNDS
Dreman High Opportunity Fund
Dreman Contrarian Mid Cap Value Fund
Dreman Contrarian Small Cap Value Fund
Dreman Market Over-Reaction Fund

Supplement dated October 18, 2010 to the Prospectus dated March 1, 2010

The information below corrects the fee table information found in the current prospectus regarding the Advisor’s agreement to cap Fund expenses for the Funds referenced above.

DREMAN HIGH OPPORTUNITY FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)1	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.18%	1.18%	1.18%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses2	2.07%	2.82%	1.82%
Fee Waiver3	(1.08%)	(1.08%)	(1.08%)
Total Annual Operating Expenses Net of Fee Waiver	0.99%	1.74%	0.74%

1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3
The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.70%.  The contractual agreement is in effect through February 28, 2011.  The expense cap may not be terminated prior to this date except by the Board of Trustees.

DREMAN CONTRARIAN MID CAP VALUE FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)1	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	7.13%	7.13%	7.13%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses2	8.25%	9.00%	8.00%
Fee Waiver3	(6.98%)	(6.98%)	(6.98%)
Total Annual Operating Expenses Net of Fee Waiver	1.27%	2.02%	1.02%

1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3
The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%.  The contractual agreement is in effect through February 28, 2011.  The expense cap may not be terminated prior to this date except by the Board of Trustees.

DREMAN CONTRARIAN SMALL CAP VALUE FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Redemption Fee (as a percentage of the amount redeemed within 60 days, if applicable)	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.25%	None
Other Expenses	1.17%	1.04%	1.17%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses1	2.32%	2.19%	2.07%
Fee Waiver2	(1.02%)	(0.89%)	(1.02%)
Total Annual Operating Expenses Net of Fee Waiver	1.30%	1.30%	1.05%
1	Expense information in the table has been restated to reflect current fees.
2
The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%.  The contractual agreement is in effect through February 28, 2011.  The expense cap may not be terminated prior to this date except by the Board of Trustees.

DREMAN MARKET OVER-REACTION FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Over-Reaction Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)1	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.38%	3.38%	3.38%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses2	4.39%	5.14%	4.14%
Fee Waiver3	(3.28%)	(3.28%)	(3.28%)
Total Annual Operating Expenses Net of Fee Waiver	1.11%	1.86%	0.86%
1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3
The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.85%.  The contractual agreement is in effect through February 28, 2011.  The expense cap may not be terminated prior to this date except by the Board of Trustees.

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This Supplement and the Prospectus dated March 1, 2010 provide information that you should know before investing in the Funds and should be retained for future reference.  Additional information is included in the Statement of Additional Information for the Funds dated March 1, 2010, as supplemented, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.